Fair Value - Amount of Gains and Losses from Changes in Fair Value Included in Earnings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Interest income	$ 46	$ 40	$ 40
Interest expense
Change in fair value	14	(5)	19
Total change in fair value	$ 60	$ 35	$ 59